Portfolio of Investments (unaudited)
As of September 30, 2022
abrdn Emerging Markets Equity Income Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value
COMMON STOCKS—112.1%
ARGENTINA—1.0%
13,993	Globant SA(a)	IT Services—1.0%	$ 2,617,811
AUSTRALIA—1.6%
167,316	BHP Group Ltd.	Metals & Mining—1.6%	4,195,399
AUSTRIA—1.7%
298,130	Mondi PLC	Paper & Forest Products—1.7%	4,601,921
BRAZIL—8.6%
1,549,575	B3 SA - Brasil Bolsa Balcao	Capital Markets—1.4%	3,748,728
1,621,559	Banco Bradesco SA	Banks—1.9%	4,902,839
3,493	MercadoLibre, Inc.(a)	Internet & Direct Marketing Retail—1.1%	2,891,436
909,270	Raia Drogasil SA	Food & Staples Retailing—1.4%	3,831,362
853,550	Rumo SA	Road & Rail—1.1%	2,924,097
445,100	TOTVS SA	Software—0.9%	2,421,735
367,500	WEG SA	Electrical Equipment—0.8%	2,189,596
	Total Brazil		22,909,793
CHILE—1.1%
202,528	Banco Santander Chile, ADR	Banks—1.1%	2,837,417
CHINA—33.8%
1,207,600	Alibaba Group Holding Ltd.(a)	Internet & Direct Marketing Retail—4.5%	12,051,046
545,000	Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(b)	Professional Services—0.6%	1,560,825
1,143,000	China Merchants Bank Co. Ltd., H Shares	Banks—2.0%	5,289,641
1,015,500	China Resources Land Ltd.	Real Estate Management & Development—1.5%	3,977,597
126,300	China Tourism Group Duty Free Corp. Ltd.(b)	Specialty Retail—1.3%	3,489,680
85,200	China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)(c)	Specialty Retail—0.8%	2,141,492
683,699	Estun Automation Co. Ltd., A Shares(b)	Machinery—0.7%	1,807,618
294,478	Foshan Haitian Flavouring & Food Co. Ltd., A Shares(b)	Food Products—1.3%	3,430,031
273,911	JD.com, Inc.	Internet & Direct Marketing Retail—2.6%	6,910,277
18,497	Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	Beverages—1.8%	4,868,062
538,764	LONGi Green Energy Technology Co. Ltd., A Shares(b)	Semiconductors & Semiconductor Equipment—1.4%	3,614,550
555,486	Midea Group Co. Ltd., A Shares (Stock Connect)(b)	Household Durables—1.5%	3,850,826
1,236,343	NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	Electrical Equipment—1.6%	4,311,585
83,755	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares(b)	Health Care Equipment & Supplies—1.3%	3,523,027
176,000	Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	Electrical Equipment—1.0%	2,726,350
454,600	Tencent Holdings Ltd.	Interactive Media & Services—5.8%	15,354,710
547,500	Wuxi Biologics Cayman, Inc.(a)(c)	Life Sciences Tools & Services—1.2%	3,259,181
620,328	Yonyou Network Technology Co. Ltd., A Shares(b)	Software—0.6%	1,530,234
133,267	Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(b)	Chemicals—1.2%	3,260,387
716,000	Zhongsheng Group Holdings Ltd.	Specialty Retail—1.1%	2,839,178
	Total China		89,796,297
HONG KONG—4.3%
513,800	AIA Group Ltd.	Insurance—1.6%	4,277,849
112,232	Hong Kong Exchanges & Clearing Ltd.	Capital Markets—1.4%	3,836,360
11,072,000	Pacific Basin Shipping Ltd.	Marine—1.3%	3,418,857
	Total Hong Kong		11,533,066
INDIA—19.5%
117,600	Godrej Properties Ltd.(a)	Real Estate Management & Development—0.6%	1,712,085
194,040	Hindustan Unilever Ltd.	Personal Products—2.4%	6,407,725
335,758	Housing Development Finance Corp. Ltd.	Diversified Financial Services—3.5%	9,370,967
43,000	Info Edge India Ltd.	Interactive Media & Services—0.8%	2,022,233
276,000	Infosys Ltd.	IT Services—1.8%	4,732,443
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2022
abrdn Emerging Markets Equity Income Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value
COMMON STOCKS (continued)
INDIA (continued)
200,206	Kotak Mahindra Bank Ltd.	Banks—1.7%	$ 4,440,537
30,667	Maruti Suzuki India Ltd.	Automobiles—1.2%	3,313,342
2,396,621	Power Grid Corp. of India Ltd.	Electric Utilities—2.3%	6,231,644
466,083	SBI Life Insurance Co. Ltd.(c)	Insurance—2.7%	7,120,454
78,441	Tata Consultancy Services Ltd.	IT Services—1.1%	2,877,550
48,369	UltraTech Cement Ltd.	Construction Materials—1.4%	3,706,750
	Total India		51,935,730
INDONESIA—5.3%
4,925,300	Bank Central Asia Tbk PT	Banks—1.0%	2,749,496
21,860,886	Bank Rakyat Indonesia Persero Tbk PT	Banks—2.4%	6,398,081
36,288,000	Sepatu Bata Tbk PT(a)(d)	Textiles, Apparel & Luxury Goods—0.5%	1,227,274
12,889,900	Telkom Indonesia Persero Tbk PT	Diversified Telecommunication Services—1.4%	3,756,706
	Total Indonesia		14,131,557
KAZAKHSTAN—1.0%
45,057	Kaspi.KZ JSC, GDR(c)	Consumer Finance—1.0%	2,588,913
MEXICO—7.4%
59,990	Fomento Economico Mexicano SAB de CV, ADR	Beverages—1.4%	3,764,373
55,318	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure—1.1%	2,773,645
1,086,804	Grupo Financiero Banorte SAB de CV, Class O	Banks—2.6%	6,961,870
1,832,644	Grupo Mexico SAB de CV, Class B	Metals & Mining—2.3%	6,189,649
	Total Mexico		19,689,537
NETHERLANDS—1.7%
8,821	ASM International NV	Semiconductors & Semiconductor Equipment—0.7%	1,975,084
6,170	ASML Holding NV	Semiconductors & Semiconductor Equipment—1.0%	2,556,101
	Total Netherlands		4,531,185
PERU—0.7%
15,157	Credicorp Ltd.	Banks—0.7%	1,861,280
POLAND—1.3%
20,949	Dino Polska SA(a)(c)	Food & Staples Retailing—0.5%	1,268,900
388,232	InPost SA(a)	Air Freight & Logistics—0.8%	2,258,910
	Total Poland		3,527,810
RUSSIA—0.0%
106,851	LUKOIL PJSC, ADR(d)(e)(f)	Oil, Gas & Consumable Fuels—0.0%	–
314,849	Novatek PJSC(d)(e)(f)	Oil, Gas & Consumable Fuels—0.0%	–
730,234	Sberbank of Russia PJSC(d)(e)(f)	Banks—0.0%	–
	Total Russia		–
SOUTH AFRICA—3.6%
74,332	Anglo American Platinum Ltd.	Metals & Mining—2.0%	5,271,958
1,060,671	Sanlam Ltd.	Insurance—1.1%	3,000,150
198,344	Vodacom Group, Ltd.	Wireless Telecommunication Services—0.5%	1,332,691
	Total South Africa		9,604,799
SOUTH KOREA—1.7%
276,442	Samsung Engineering Co. Ltd.(a)	Construction & Engineering—1.7%	4,351,699
TAIWAN—11.3%
397,000	Chroma ATE, Inc.	Electronic Equipment, Instruments & Components—0.8%	2,233,658
279,000	Delta Electronics, Inc.	Electronic Equipment, Instruments & Components—0.8%	2,216,130
1,670,000	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components—2.0%	5,347,536
1,535,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment—7.7%	20,347,025
	Total Taiwan		30,144,349
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2022
abrdn Emerging Markets Equity Income Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value
COMMON STOCKS (continued)
THAILAND—3.9%
926,900	Kasikornbank PCL, Foreign Shares	Banks—1.3%	$ 3,522,086
1,602,800	PTT Exploration & Production PCL	Oil, Gas & Consumable Fuels—2.6%	6,834,677
	Total Thailand		10,356,763
VIETNAM—2.6%
1,572,000	FPT Corp.	IT Services—2.0%	5,276,843
1,225,000	Vietnam Technological & Commercial Joint Stock Bank(a)	Banks—0.6%	1,653,129
	Total Vietnam		6,929,972
	Total Common Stocks		298,145,298
PREFERRED STOCKS—8.7%
SOUTH KOREA—8.7%
33,356	LG Chem Ltd.	Chemicals—2.2%	5,809,265
533,514	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals—6.5%	17,330,071
	Total South Korea		23,139,336
	Total Preferred Stocks		23,139,336
PRIVATE EQUITY—0.1%
GLOBAL—0.0%*
11,723,413(g)	Emerging Markets Ventures I, L.P., H Shares(a)(d)(f)(h)(i)(j)	—0.0%	9,965
ISRAEL—0.1%
3,349,175(g)	BPA Israel Ventures, LLC(a)(d)(f)(h)(i)(j)(k)	—0.0%	41,597
1,522,368(g)	Neurone Ventures II, L.P.(a)(d)(f)(h)(i)(k)	—0.1%	155,799
2,400,000	Telesoft Partners II QP, L.P.(a)(d)(f)(h)(k)(l)	—0.0%	121,896
	Total Israel		319,292
	Total Private Equity		329,257
SHORT-TERM INVESTMENT—0.5%
UNITED STATES—0.5%
1,324,595	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%%(m)		1,324,595
	Total Short-Term Investment		1,324,595
	Total Investments—121.4% (cost $409,402,767)		322,938,486
	Liabilities in Excess of Other Assets—(21.4%)		(56,908,030)
	Net Assets—100.0%		$266,030,456

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Restricted security, not readily marketable.
(g)	Represents contributed capital.
(h)	Fair Valued Security. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note 1(a) of the accompanying Notes to Consolidated Portfolio of Investments for inputs used.
(i)	Considered in liquidation by the Fund's Adviser.
(j)	As of September 30, 2022, the aggregate amount of open commitments for the Fund is $2,806,782.
(k)	Fund of Fund investment.
(l)	Considered active investments by the Fund's Adviser.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2022.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2022
abrdn Emerging Markets Equity Income Fund, Inc.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
September 30, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund's Board of Directors (the "Board"). These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The Fund may also invest in private equity private placement securities, which represented x.x% of the net assets of the Fund as of September 30, 2022. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.
5